Investments - Available for Sale Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Available for sale investments
Amortized Cost	$ 202,437	$ 122,949	$ 102,301
Gross Unrealized Gains	5,676	536
Gross Unrealized Losses	(52)	(1,265)
Fair Value	208,061	122,220	101,913
U.S. Governments
Available for sale investments
Amortized Cost	13,331	15,299	13,393
Gross Unrealized Gains	392	96
Gross Unrealized Losses	(12)	(126)	(108)
Fair Value	13,711	15,269	13,285
States, territories, and possessions
Available for sale investments
Amortized Cost	2,302	1,227
Gross Unrealized Gains	116
Gross Unrealized Losses		(6)
Fair Value	2,418	1,221
Political subdivisions
Available for sale investments
Amortized Cost	1,930	825	4,118
Gross Unrealized Gains	14
Gross Unrealized Losses	(1)	(10)	(51)
Fair Value	1,943	815	4,067
Special revenue excluding mortgage/asset-backed securities
Available for sale investments
Amortized Cost	15,337	12,429	24,039
Gross Unrealized Gains	470	115	42
Gross Unrealized Losses	(4)	(91)	(167)
Fair Value	15,803	12,453	23,914
Industrial and miscellaneous
Available for sale investments
Amortized Cost	117,652	65,885	44,582
Gross Unrealized Gains	3,784	192	150
Gross Unrealized Losses	(32)	(951)	(201)
Fair Value	121,404	65,126	44,531
Mortgage/asset-backed securities
Available for sale investments
Amortized Cost	51,885	27,284	12,981
Gross Unrealized Gains	900	133	2
Gross Unrealized Losses	(3)	(81)	(64)
Fair Value	$ 52,782	$ 27,336	$ 12,919